UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe, Russia and Turkey Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.
SCHEDULE OF INVESTMENTS — JULY 31, 2013 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 64.0%
	COMMON STOCKS – 59.7%
	AIRLINES – 0.6%
1,300,000	Aeroflot – Russian Airlines	$2,257,970
	CHEMICALS – 0.7%
300,000	Phosagro (GDR) Reg S	2,829,000
	COMMERCIAL BANKS – 9.2%
11,500,000	Sberbank	33,157,950
477,986,000	VTB Bank	673,960
1,500,000	VTB Bank (GDR) Reg S	4,239,000
		38,070,910
	CONSTRUCTION & ENGINEERING – 0.8%
800,000	Mostotrest	3,354,552
	CONSTRUCTION MATERIALS – 1.7%
1,700,000	LSR Group (GDR) Reg S	7,191,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
1,000,000	Rostelecom	3,378,300
	ELECTRIC UTILITIES – 1.2%
216,633	OJSC Enel OGK-5 (GDR)*	429,627
2,600,000	RusHydro (ADR)†	4,407,000
		4,836,627
	FOOD & STAPLES RETAILING – 3.5%
250,000	Magnit (GDR) Reg S	14,400,000
	METALS & MINING – 3.6%
1,000,000	Evraz*	1,422,485
57,884	MMC Norilsk Nickel	7,782,133
325,000	MMC Norilsk Nickel (ADR)	4,355,000
200,000	Severstal	1,499,480
		15,059,098
Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 26.8%
2,000,000	Gazprom	$7,792,200
4,200,000	Gazprom (ADR)†	32,550,000
75,000	LUKOIL	4,427,782
415,000	LUKOIL (ADR)	24,518,200
190,000	NovaTek (GDR) Reg S	22,097,000
800,000	Rosneft Oil (GDR) Reg S	5,664,000
600,000	Surgutneftegaz (ADR)†	4,746,000
250,000	Tatneft (ADR)	9,207,500
		111,002,682
	ROAD & RAIL – 1.7%
500,000	Globaltrans Investment (GDR) Reg S	6,985,000
	SPECIALTY RETAIL – 0.7%
350,000	M Video	2,815,470
	WIRELESS TELECOMMUNICATION SERVICES – 8.4%
150,000	MegaFon	4,762,500
1,200,000	Mobile Telesystems	9,950,280
200,000	Mobile Telesystems (ADR)†	3,836,660
250,000	Mobile Telesystems (GDR) Reg S	4,795,825
3,000,000	Sistema JSFC	2,706,960
400,000	Sistema JSFC (GDR) Reg S	8,800,000
		34,852,225
	Total Common Stocks (cost $204,340,244)	247,032,834
	PREFERRED STOCKS – 4.3%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
1,600,000	Rostelecom (cost $5,151,597)	3,769,760

6

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 64.0% (continued)
	OIL, GAS & CONSUMABLE FUELS – 3.4%
1,000	AK Transneft (cost $1,357,710)	$2,398,516
8,000,000	Surgutneftegaz (cost $4,923,478)	5,252,240
1,000,000	Surgutneftegaz (ADR) (cost $4,690,963)	6,410,400
		14,061,156
	Total Preferred Stocks (cost $16,123,748)	17,830,916
	Total Investments in Russia (cost $220,463,992)	264,863,750
INVESTMENTS IN TURKEY – 19.8%
	AIRLINES – 0.7%
690,000	Turk Hava Yollari	2,896,594
	AUTOMOBILES – 1.0%
111,100	Ford Otomotiv Sanayi	1,583,224
400,000	Tofas Turk Otomobil Fabrikasi	2,644,305
		4,227,529
	BEVERAGES – 0.5%
80,000	Coca-Cola Icecek	2,243,029
	COMMERCIAL BANKS – 5.7%
1,200,000	Akbank	4,593,065
1,750,000	Turkiye Garanti Bankasi	6,824,262
1,150,000	Turkiye Halk Bankasi	8,608,138
600,000	Turkiye IS Bankasi	1,586,583
900,000	Yapi ve Kredi Bankasi†	1,953,905
		23,565,953
	CONSTRUCTION & ENGINEERING – 1.3%
1,675,000	Tekfen Holding	5,256,456
	DIVERSIFIED FINANCIAL SERVICES – 1.8%
1,500,000	Haci Omer Sabanci Holding	7,454,471
	FOOD & STAPLES RETAILING – 1.0%
275,000	Bizim Toptan Satis Magazalari	4,102,788
Shares	Description	Value(a)
	INDUSTRIAL CONGLOMERATES – 3.0%
2,500,000	Enka Insaat ve Sanayi*	$6,893,713
800,000	KOC Holding	3,514,765
1,309,166	Turk Sise ve Cam Fabrikalari	1,872,354
		12,280,832
	METALS & MINING – 1.1%
2,750,000	Kardemir Karabuk Demir Celik Sanayi ve Ticaret*	1,655,263
1,800,000	Koza Anadolu Metal Madencilik Isletmeleri*	2,907,707
		4,562,970
	WIRELESS TELECOMMUNICATION SERVICES – 3.7%
2,650,000	Turkcell Iletism Hizmetleri*	15,405,392
	Total Investments in Turkey (cost $75,775,123)	81,996,014
INVESTMENTS IN POLAND – 8.4%
	COMMERCIAL BANKS – 4.6%
80,000	Alior Bank*	2,122,780
55,000	Bank Pekao	2,815,143
25,000	Bank Zachodni WBK	2,535,423
1,000,000	Powszechna Kasa Oszczednosci Bank Polski*†	11,610,125
		19,083,471
	FOOD & STAPLES RETAILING – 0.5%
105,000	Jeronimo Martins SGPS	2,069,281
	INSURANCE – 3.3%
95,000	Powszechny Zaklad Ubezpieczen	13,449,018
	Total Investments in Poland (cost $27,468,252)	34,601,770
INVESTMENTS IN HUNGARY – 1.0%
	COMMERCIAL BANKS – 1.0%
210,000	OTP Bank	4,205,013
	Total Investments in Hungary (cost $743,873)	4,205,013

7

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN CZECH REPUBLIC – 0.9%
	COMMERCIAL BANKS – 0.9%
20,000	Komercni Banka	$3,888,860
	Total Investments in Czech Republic (cost $3,522,945)	3,888,860
	Total Investments in Common and Preferred Stocks – 94.1% (cost $327,974,185)	389,555,407
SECURITIES LENDING COLLATERAL – 3.0%
12,596,451	Daily Assets Fund Institutional, 0.10% (cost $12,596,451)(b)(c)	12,596,451
CASH EQUIVALENTS – 5.2%
21,364,050	Central Cash Management Fund, 0.05% (cost $21,364,050)(c)	21,364,050
	Total Investments – 102.3% (cost $361,934,686)**	423,515,908
	Other Assets and Liabilities, Net – (2.3%)	(9,452,065)
	NET ASSETS – 100.0%	$414,063,843
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $362,401,564. At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $61,114,344. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $100,174,867 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,060,523.
†  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2013 amounted to $12,086,508, which is 2.9% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

8

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2013 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Russia	$264,434,123	$429,627	$—	$264,863,750
Turkey	81,996,014	—	—	81,996,014
Poland	34,601,770	—	—	34,601,770
Hungary	4,205,013	—	—	4,205,013
Czech Republic	3,888,860	—	—	3,888,860
Short-Term Instruments(1)	33,960,501	—	—	33,960,501
Total	$423,086,281	$429,627	$—	$423,515,908

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.

(1) See Schedule of Investments for additional detailed categorizations.

9

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013